FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 893	$ 750
Financial liabilities (current and non-current)	309	440
Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	191	85
Level 1 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 2 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	653	617
Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	48
Financial liabilities (current and non-current) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	0	0
Financial liabilities (current and non-current) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	207	351
Financial liabilities (current and non-current) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 102	$ 89